Equity Incentive Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 14,556	$ 7,462	$ 853
Total compensation cost	$ 10,042	$ 8,774	$ 4,497
Expected weighted average recognition period of share based compensation awards	1 year 8 months 11 days
2006 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares reserved for issuance	91,402
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares reserved for issuance	5,091,402
Additional common shares	5,000,000